ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS - Cash Flows from Discontinued Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of non-current assets held for sale and discontinued operations [Abstract]
Net cash from operating activities	$ 8.2	$ 2.1
Net cash from investing activities	25.0	4.1
Net cash from financing activities	$ 0.0	$ 0.0